UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897
                                                     ---------
                                The Roxbury Funds
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   John Queen
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       -------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                            ------------------------
                            [THE ROXBURY FUNDS LOGO]
                            ------------------------
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                                  JUNE 30, 2008
--------------------------------------------------------------------------------


                              SMALL-CAP GROWTH FUND

                                  MID-CAP FUND



                            TELEPHONE: (800) 497-2920



                              WWW.ROXBURYFUNDS.COM

THE ROXBURY FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO SHAREHOLDERS ....................................................    3

ROXBURY SMALL-CAP GROWTH FUND
     Investment Review ....................................................    4
     Schedule of Investments ..............................................    6

ROXBURY MID-CAP FUND
     Investment Review ....................................................    8
     Schedule of Investments ..............................................   10

FUND EXPENSE EXAMPLES .....................................................   12

FINANCIAL STATEMENTS
     Statements of Assets and Liabilities .................................   13
     Statements of Operations .............................................   14
     Statements of Changes in Net Assets ..................................   15

FINANCIAL HIGHLIGHTS ......................................................   16

NOTES TO FINANCIAL STATEMENTS .............................................   20

REPORT TO SHAREHOLDERS.....................................................   24

ADDITIONAL INFORMATION
     Tax Information.......................................................   25

TRUSTEES AND OFFICERS......................................................   26

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
BRIAN C. BEH
President, The Roxbury Funds



DEAR SHAREHOLDER:

      What a difference a year makes! In our last annual report, I wrote about the excellent market environment for equities and noted that one of the biggest worries for investors was oil trading at a seemingly expensive $70 a barrel. Since then, we have suffered one of the worst housing downturns in generations, a credit crisis of unprecedented proportions, skyrocketing commodity prices, record foreclosures, and oil above $140 a barrel.

      If I had predicted any of these events when I penned my previous letter, especially the idea that oil would double from prior high levels, you probably would have thought I was crazy. Yet, that's exactly what happened.

      Not surprisingly, this barrage of negative news has led to incredible market volatility, particularly since the beginning of 2008. It's always difficult for equities to make progress in the face of higher energy prices, as this raises production costs, takes money out of consumer wallets, and negatively impacts profitability. But when you add in the additional challenges that have been thrown at the market all at once, it's amazing how resilient stocks have been.

      For the 12 month period ended June 30, 2008, the Standard & Poor's 500 Index fell 13.12%, the Russell Midcap(R) Growth Index lost 6.20%, and the Russell 2000(R) Growth Index was down 10.73%. Negative numbers, for sure. But these are relatively mild losses considering the overall landscape. What's more, the market has made great progress over the past three and five years, with both The Roxbury Small-Cap Growth and Roxbury Mid-Cap Funds posting respectable positive absolute returns.

      Without question, a primary culprit of the current market malaise is inflation--or at least the fear that it is reemerging. We've all been feeling the effects of rising prices for everything from food to gasoline and even health care. While government statistics say inflation is rising at a 3% to 4% rate, most in the "real world" would argue the actual number is double that. In fact, a recent Morgan Stanley survey shows that 50 countries around the globe, with a total of 3 billion people, are experiencing inflation rates of 10% or more.

      The financial, housing, and consumer discretionary sectors have been in particular distress. While it's impossible to predict how long this will continue, consider this: From 2002 to 2007, home equity extraction, as determined by Freddie Mac, averaged $52 billion per quarter, up from $6 billion through the 1990s. This suggests that, if home prices continue to fall, the subsequent recovery is likely to take some time.

      That said, there is plenty to be optimistic about. Indeed, Roxbury portfolio managers report finding compelling opportunities in many different areas. It is during challenging times like this that you often make the most long-term money. So, while the near-term might be frustrating, the outlook for investors remains very bright.

      We appreciate the trust you have placed in us to manage your assets. Should you have any questions about your account, please feel free to contact us at (800) 497-2920. Remember, for daily pricing, updated performance information, quarterly profiles, and other helpful materials, you can also visit our website at www.RoxburyFunds.com.

                     Sincerely,


                     /s/ Brian C. Beh

                     Brian C. Beh
                     President
                     The Roxbury Funds


THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      The real story for the stock market over the past year can be boiled down to just one word: oil. Energy was by far the best performing sector in the Russell 2000(R) Growth Index, rising nearly 47%. By contrast, every other sector, with the exception of utilities, was down. As a result, if you owned anything apart from oil and commodities, you had little chance of even coming close to the benchmark.

      Despite the huge rise in energy, the Russell 2000(R) Growth Index actually dropped 10.73% over the past twelve months. Given our relative underweighting in oil-related names, Institutional Shares of The Roxbury Small-Cap Growth Fund were down 18.07% for the period ended June 30, 2008. At the same time, volatility has been intense. We have entered a headline-driven market that seems to get either spooked or excited by every piece of news, good or bad. In fact, it's not unusual for the Dow Jones Industrial Average to gyrate hundreds of points in both directions in a single day.

      Market movements have largely been dictated by the price of oil. As oil goes up, the broad market tends to fall. Higher energy prices certainly have an impact, by increasing production costs and reducing profitability. At the same time, rising prices at the pump leave fewer dollars in consumer wallets. This helps to explain the poor performance of many consumer discretionary businesses. Financial stocks have also taken it on the chin, as worries persist about the health of the economy and our financial system.

      Odds are the upward trajectory in commodities will weaken, given the stunning rise in such a short time. In our view, any return to normalcy in oil will lead to a strong rally for equities. We also believe we are closer to the end than the beginning of the credit crisis.

      The Fund's best performing holding over the past year was Energy Conversion Devices. This maker of thin-film solar laminates for converting sunlight to energy jumped 139% after reporting strong earnings. Shares of Illumina, a developer of technology and kits for genetic research, also more than doubled after providing increased earnings guidance.

      Among our weakest contributors was Inverness Medical Innovations, a manufacturer and marketer of agents for use in women's health, cardiology, and infectious diseases. The company fell after announcing what investors viewed as a costly acquisition of Matria Healthcare. Shares of metal building components manufacturer NCI Building Systems were also weak, after the company missed its numbers in the face of weakness in the non-residential construction area.

      While this is a difficult and frustrating market, we continue to stick to our discipline and remain cautiously optimistic. Our portfolio companies are well positioned to meet expectations and valuations are compelling. That, to us, creates a recipe for a much brighter outlook going in to 2009.

      Very truly yours,


      /s/ Steve Marshman             /s/ Robert C. Marvin

      Steve Marshman, CFA            Robert C. Marvin, CFA, CPA
      Portfolio Manager/Analyst      Portfolio Manager/Analyst


      /s/ Brian Smoluch

      Brian Smoluch, CFA
      Portfolio Manager/Analyst


[PHOTO OMITTED]             [PHOTO OMITTED]              [PHOTO OMITTED]
STEVE MARSHMAN              ROB MARVIN                   BRIAN SMOLUCH
Portfolio Manager/          Portfolio Manager/           Portfolio Manager/
Analyst                     Analyst                      Analyst

--------------------------------------------------------------------------------
   TOP TEN HOLDINGS (UNAUDITED)                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
   Energy Conversion Devices, Inc.                                    3.3%
--------------------------------------------------------------------------------
   Equinix, Inc.                                                      2.5%
--------------------------------------------------------------------------------
   Clean Harbors, Inc.                                                2.2%
--------------------------------------------------------------------------------
   Herbalife Ltd.                                                     2.0%
--------------------------------------------------------------------------------
   Global Payments, Inc.                                              1.9%
--------------------------------------------------------------------------------
   Dollar Tree, Inc.                                                  1.8%
--------------------------------------------------------------------------------
   Hornbeck Offshore Services, Inc.                                   1.7%
--------------------------------------------------------------------------------
   Micros Systems, Inc.                                               1.7%
--------------------------------------------------------------------------------
   Superior Essex, Inc.                                               1.6%
--------------------------------------------------------------------------------
   Ariba, Inc.                                                        1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR BREAKDOWN (UNAUDITED)                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
   Common Stocks
--------------------------------------------------------------------------------
     Information Technology                                          26.2%
--------------------------------------------------------------------------------
     Industrials                                                     25.5%
--------------------------------------------------------------------------------
     Consumer Discretionary                                          12.0%
--------------------------------------------------------------------------------
     Health Care                                                     11.5%
--------------------------------------------------------------------------------
     Materials                                                        4.9%
--------------------------------------------------------------------------------
     Energy                                                           4.4%
--------------------------------------------------------------------------------
     Financials                                                       4.3%
--------------------------------------------------------------------------------
     Consumer Staples                                                 4.3%
--------------------------------------------------------------------------------
     Telecommunications Services                                      3.0%
--------------------------------------------------------------------------------
   Short-Term Investments                                             3.9%
--------------------------------------------------------------------------------
   TOTAL                                                            100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------------------------------------------------------
   Number of Holdings                                                   87
--------------------------------------------------------------------------------
   Market Cap (wtd. median, mil.)                                   $1,635
--------------------------------------------------------------------------------
   Price/Book Value (wtd. avg.)                                       3.0x
--------------------------------------------------------------------------------
   Price/Earnings (wtd. avg.)                                          21x
--------------------------------------------------------------------------------
   Beta                                                               0.99
--------------------------------------------------------------------------------
   Standard Deviation                                               16.06%
--------------------------------------------------------------------------------
   Portfolio Turnover                                                 167%
--------------------------------------------------------------------------------
Portfolio holdings are subject to change at any time.


QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

                          ROXBURY SMALL-CAP GROWTH FUND
 Comparison of Change in Value of a Hypothetical $10,000 Investment* (Unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Roxbury Small Cap Growth Fund --
           Institutional Shares                Russell 2000(R) Growth Index
1/02/03         10,000.00                             10,000.00
6/30/03         12,760.00                             11,933.00
6/30/04         17,184.00                             15,698.00
6/30/05         17,447.00                             16,371.00
6/30/06         20,616.00                             18,758.00
6/30/07         23,560.00                             21,915.00
6/30/08         19,303.00                             19,541.00


            Past performance is not predictive of future performance

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the periods ended June 30, 2008. Performance for the Institutional Shares is shown in the graph above because this share class has the longest operating history.


--------------------------------------------------------------------------------
         Average Annual Total Return For the Periods Ended June 30, 2008

                                                                    SINCE
                                         1 YEAR       5 YEARS     INCEPTION(1)
                                       ---------     ----------  -------------
Roxbury Small-Cap Growth Fund
   Institutional Shares                 (18.07)%        8.63%      12.73%
Russell 2000(R) Growth Index(2)         (10.73)%       10.24%      12.97%
Roxbury Small-Cap Growth Fund
   Investor Shares                      (18.22)%          --        5.09%
Russell 2000(R) Growth Index(2)         (10.73)%          --        7.86%
--------------------------------------------------------------------------------

     FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES: GROSS 1.26%, NET 1.25%; INVESTOR SHARES: GROSS 1.51%, NET 1.50%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1) The Institutional Shares commenced operations on January 2, 2003 and the Investor Shares commenced operations on September 30, 2004.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(3) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2007 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
     Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross Expense: Does not reflect the effect of contractual fee waiver.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2008

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.0%
  CASINOS & GAMING -- 1.2%
   Bally Technologies, Inc.* .....................        60,325    $ 2,038,985
                                                                    -----------
  DIVERSIFIED CONSUMER SERVICES -- 1.3%
   ITT Educational Services, Inc.* ...............        27,275      2,253,733
                                                                    -----------
  HOTELS, RESTAURANTS & LEISURE -- 2.8%
   Panera Bread Co. - Class A* ...................        26,305      1,216,870
   Texas Roadhouse, Inc. - Class A* ..............       219,535      1,969,229
   The Cheesecake Factory* .......................       101,865      1,620,672
                                                                    -----------
                                                                      4,806,771
                                                                    -----------
  MULTILINE RETAIL -- 1.8%
   Dollar Tree, Inc.* ............................        92,955      3,038,699
                                                                    -----------
  SPECIALTY RETAIL -- 2.6%
   Gymboree Corp.* ...............................        56,855      2,278,180
   PetSmart, Inc. ................................       103,740      2,069,613
                                                                    -----------
                                                                      4,347,793
                                                                    -----------
  TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
   Phillips-Van Heusen Corp. .....................        41,265      1,511,124
   Wolverine World Wide, Inc. ....................        90,070      2,402,167
                                                                    -----------
                                                                      3,913,291
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY .....................                   20,399,272
                                                                    -----------
CONSUMER STAPLES -- 4.3%
  FOOD & STAPLES RETAILING -- 1.1%
   United Natural Foods, Inc.* ...................        97,664      1,902,495
                                                                    -----------
  PERSONAL PRODUCTS -- 3.2%
   Herbalife Ltd. ................................        88,505      3,429,569
   NBTY, Inc.* ...................................        60,440      1,937,706
                                                                    -----------
                                                                      5,367,275
                                                                    -----------
  TOTAL CONSUMER STAPLES .........................                    7,269,770
                                                                    -----------
ENERGY -- 4.4%
  ENERGY EQUIPMENT & SERVICES -- 2.6%
   Core Laboratories N.V.* .......................        10,380      1,477,593
   Hornbeck Offshore Services, Inc.* .............        50,725      2,866,470
                                                                    -----------
                                                                      4,344,063
                                                                    -----------
  OIL, GAS & CONSUMABLE FUELS -- 1.8%
   Arena Resources, Inc.* ........................        22,795      1,204,032
   Penn Virginia Corp. ...........................        24,765      1,867,776
                                                                    -----------
                                                                      3,071,808
                                                                    -----------
  TOTAL ENERGY ...................................                    7,415,871
                                                                    -----------
FINANCIALS -- 4.4%
  CAPITAL MARKETS -- 2.4%
   Affiliated Managers Group, Inc.* ..............        25,935      2,335,706
   optionsXpress Holdings, Inc. ..................        71,990      1,608,257
                                                                    -----------
                                                                      3,943,963
                                                                    -----------


                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   Corporate Office Properties Trust .............        52,795     $1,812,452
   Lasalle Hotel Properties ......................        64,520      1,621,388
                                                                    -----------
                                                                      3,433,840
                                                                    -----------
  TOTAL FINANCIALS ...............................                    7,377,803
                                                                    -----------
HEALTH CARE -- 11.5%
  BIOTECHNOLOGY -- 0.6%
   Applera Corp. - Celera Group* .................        83,670        950,491
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
   IDEXX Laboratories, Inc.* .....................        44,835      2,185,258
   Immucor, Inc.* ................................        50,435      1,305,258
   STERIS Corp. ..................................        51,530      1,482,003
                                                                    -----------
                                                                      4,972,519
                                                                    -----------
  HEALTH CARE PROVIDERS & SERVICES -- 6.8%
   Brookdale Senior Living, Inc. .................        55,530      1,130,591
   CardioNet, Inc.* ..............................        50,995      1,357,997
   Healthspring, Inc.* ...........................        74,925      1,264,734
   Healthways, Inc.* .............................        38,970      1,153,512
   HMS Holdings Corp.* ...........................        73,880      1,586,204
   inVentiv Health, Inc.* ........................        71,275      1,980,732
   Pediatrix Medical Group, Inc.* ................        36,230      1,783,603
   PSS World Medical, Inc.* ......................        77,835      1,268,710
                                                                    -----------
                                                                     11,526,083
                                                                    -----------
  LIFE SCIENCES TOOLS & SERVICES -- 1.2%
   Illumina, Inc.* ...............................        23,195      2,020,516
                                                                    -----------
  TOTAL HEALTH CARE ..............................                   19,469,609
                                                                    -----------
INDUSTRIALS -- 25.6%
  AEROSPACE & DEFENSE -- 1.3%
   Moog, Inc. - Class A* .........................        60,710      2,260,840
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES -- 9.1%
   Aegean Marine Petroleum Network, Inc. .........        48,785      1,985,062
   Clean Harbors, Inc.* ..........................        51,785      3,679,842
   EnergySolutions, Inc. .........................        63,845      1,426,936
   Huron Consulting Group, Inc.* .................        29,050      1,317,127
   Knoll, Inc. ...................................       153,535      1,865,450
   Mine Safety Appliances Co. ....................        34,285      1,371,057
   The Advisory Board Co.* .......................        31,163      1,225,641
   Waste Connections, Inc.* ......................        80,818      2,580,519
                                                                    -----------
                                                                     15,451,634
                                                                    -----------
  ELECTRICAL EQUIPMENT -- 8.3%
   Capstone Turbine Corp.* .......................       364,850      1,528,722
   Energy Conversion Devices, Inc.* ..............        77,235      5,687,586
   EnerSys, Inc.* ................................        68,180      2,333,801
   Evergreen Solar, Inc.* ........................       173,660      1,682,765
   Superior Essex, Inc.* .........................        62,143      2,773,442
                                                                    -----------
                                                                     14,006,316
                                                                    -----------
  MACHINERY -- 2.3%
   ESCO Technologies, Inc.* ......................        29,000      1,360,680
   IDEX Corp. ....................................        70,455      2,595,562
                                                                    -----------
                                                                      3,956,242
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS JUNE 30, 2008 continued

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
ROAD & RAIL -- 3.3%
 Genesee & Wyoming, Inc. - Class A* ..........            34,315    $ 1,167,396
 Landstar System, Inc. .......................            38,345      2,117,411
 Old Dominion Freight Line, Inc.* ............            73,640      2,210,673
                                                                    -----------
                                                                      5,495,480
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.3%
 Beacon Roofing Supply, Inc.* ....................        88,495        938,932
 Watsco, Inc. ....................................        29,730      1,242,714
                                                                    -----------
                                                                      2,181,646
                                                                    -----------
  TOTAL INDUSTRIALS ..............................                   43,352,158
                                                                    -----------
INFORMATION TECHNOLOGY -- 26.3%
  COMMUNICATIONS EQUIPMENT -- 2.7%
   ADC Telecommunications, Inc.* .................       119,445      1,764,203
   Alvarion, Ltd.* ...............................       158,715      1,120,528
   Harmonic, Inc.* ...............................       184,695      1,756,449
                                                                    -----------
                                                                      4,641,180
                                                                    -----------
  COMPUTERS & PERIPHERALS -- 1.7%
   Data Domain, Inc.* ............................       105,450      2,460,148
   Novatel Wireless, Inc.* .......................        33,215        369,683
                                                                    -----------
                                                                      2,829,831
                                                                    -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
   FEI Co.* ......................................        81,780      1,862,949
   Itron, Inc.* ..................................        18,750      1,844,063
   OSI Systems, Inc.* ............................        91,853      1,967,491
   Plexus Corp.* .................................        64,655      1,789,650
                                                                    -----------
                                                                      7,464,153
                                                                    -----------
  INTERNET SOFTWARE & SERVICES -- 5.9%
   Ariba, Inc.* ..................................       184,385      2,712,303
   Digital River, Inc.* ..........................        42,310      1,632,320
   Equinix, Inc.* ................................        47,870      4,270,962
   Interwoven, Inc.* .............................       110,411      1,326,036
                                                                    -----------
                                                                      9,941,621
                                                                    -----------
  IT SERVICES -- 4.7%
   Alliance Data Systems Corp.* ..................        43,685      2,470,387
   ExlService Holdings, Inc.* ....................        66,055        926,751
   Global Payments, Inc. .........................        67,980      3,167,868
   RightNow Technologies, Inc.* ..................        98,230      1,342,804
                                                                    -----------
                                                                      7,907,810
                                                                    -----------
  OFFICE ELECTRONICS -- 0.7%
   Zebra Technologies Corp. - Class A* ...........        34,725      1,133,424
                                                                    -----------


                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
   Microsemi Corp.* ..............................        59,830     $1,506,519
   Tessera Techonologies, Inc.* ..................        66,815      1,093,762
                                                                    -----------
                                                                      2,600,281
                                                                    -----------
  SOFTWARE -- 4.7%
   Ansoft Corp.* .................................        62,790      2,285,556
   ArcSight, Inc.* ...............................        88,455        778,404
   Commvault Systems, Inc.* ......................        84,510      1,406,247
   Micros Systems, Inc.* .........................        93,288      2,844,351
   MicroStrategy, Inc. - Class A* ................        11,760        761,460
                                                                    -----------
                                                                      8,076,018
                                                                    -----------
  TOTAL INFORMATION TECHNOLOGY ...................                   44,594,318
                                                                    -----------
MATERIALS -- 4.9%
  CHEMICALS -- 1.9%
   Airgas, Inc. ..................................        38,165      2,228,454
   Rockwood Holdings, Inc.* ......................        29,995      1,043,826
                                                                    -----------
                                                                      3,272,280
                                                                    -----------
  METALS & MINING -- 3.0%
   Compass Minerals International, Inc. ..........        24,840      2,001,110
   Pan American Silver Corp.* ....................        39,690      1,372,480
   Sims Group, Ltd., ADR .........................        42,635      1,701,137
                                                                    -----------
                                                                      5,074,727
                                                                    -----------
  TOTAL MATERIALS ................................                    8,347,007
                                                                    -----------
TELECOMMUNICATION SERVICES -- 3.0%
  WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
   Clearwire Corp. - Class A* ....................       203,015      2,631,074
   Syniverse Holdings, Inc.* .....................       149,840      2,427,408
                                                                    -----------
                                                                      5,058,482
                                                                    -----------
  TOTAL TELECOMMUNICATION SERVICES ...............                    5,058,482
                                                                    -----------
  TOTAL COMMON STOCK (COST $151,646,088) .........                  163,284,290
                                                                    -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds TempCash
        Portfolio - Institutional Series
        (seven-day effective yield 2.57%) .......      3,340,852      3,340,852
     BlackRock Liquidity Funds TempFund
        Portfolio - Institutional Series
        (seven-day effective yield 2.56%) .......      3,340,852      3,340,852
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $6,681,704) ..........................                    6,681,704
                                                                   ------------
    TOTAL INVESTMENTS -- 100.4%
      (COST $158,327,792)+ .......................                 $169,965,994
                                                                   ------------
    LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%) .                     (620,485)
                                                                   ------------
    NET ASSETS - 100.0% ..........................                 $169,345,509
                                                                   ============

-----------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $161,286,216. At June 30, 2008 net unrealized appreciation was $8,679,778. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,426,645, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,746,867.


    The accompanying notes are an integral part of the financial statements.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      The past year was a volatile one for the equity markets, as investors faced an array of conflicting data regarding the state of our global economy. By far the biggest headwind was skyrocketing commodity prices. Indeed, despite a negative return of 6.20% for the Russell Midcap(R) Growth Index, energy stocks skyrocketed more than 52%. With the exception of fractional gains for both materials and utilities, every other sector was down during the period.

      Although the Fund's energy exposure actually outperformed the index (up 58%), we had a much smaller weighting in this area relative to the benchmark. That's largely because such companies rarely fit in with our strict valuation criteria. In turn, Investor Shares of the Fund were down 15.48% over the past 12 months.

      The Fund benefited most from the solid performance of its healthcare stocks. Our consumer discretionary holdings also did better than the index. In addition to not owning many commodity-related companies, disappointments from some financial and technology holdings detracted from overall returns.

      As we previously informed you, we took over management of the Fund last January. We follow a disciplined, patient, and consistent process for growing your capital. Specifically, we look for companies with sustainable competitive advantages and an ability to earn returns in excess of the cost of capital over various economic cycles.

      We prefer to invest in companies that are taking market share, have strong balance sheets, generate consistent free cash flow, and are trading at a discount to intrinsic value. We believe that this approach, combined with our three- to five-year outlook, will allow us to maximize value for you, our shareholders, over time.

      Recent additions to the Fund include coffee powerhouse Starbucks (which is in the midst of a corporate-wide restructuring), wireless communication tower owner and operator SBA Communications, mortgage and business information provider The First American Corporation, and Florida real estate investment company Consolidated-Tomoka.

      We continue to execute on our strategy of seeking those wide-moat companies capable of managing through a variety of economic environments. By "wide moat," we mean businesses boasting strong competitive advantages operating in industries with large barriers to entry.

      We  are  finding  many  compelling   opportunities   to  own  first  class
enterprises at significant margins of safety and remain positive on the prospects for long-term equity investors.

      Very truly yours,


      /s/ Joshua J. Honeycutt        /s/ Jeffrey B. Prestine

      Joshua J. Honeycutt, CFA       Jeffrey B. Prestine
      Portfolio Manager/Analyst      Portfolio Manager/Analyst



[PHOTO OMITTED]                [PHOTO OMITTED]
JOSHUA J. HONEYCUTT            JEFFREY B. PRESTINE
Portfolio Manager/Analyst      Portfolio Manager/Analyst


--------------------------------------------------------------------------------
TOP TEN HOLDINGS (UNAUDITED)                                    % OF PORTFOLIO
--------------------------------------------------------------------------------
   Noble Corp.                                                        4.4%
--------------------------------------------------------------------------------
   Maxim Integrated Products, Inc.                                    4.1%
--------------------------------------------------------------------------------
   Weatherford International, Inc.                                    4.0%
--------------------------------------------------------------------------------
   WESCO International, Inc.                                          3.5%
--------------------------------------------------------------------------------
   Vulcan Materials Co.                                               3.4%
--------------------------------------------------------------------------------
   SBA Communications Corp. - Class A                                 3.4%
--------------------------------------------------------------------------------
   NetApp, Inc.                                                       3.3%
--------------------------------------------------------------------------------
   St. Jude Medical, Inc.                                             3.2%
--------------------------------------------------------------------------------
   SYSCO Corp.                                                        3.2%
--------------------------------------------------------------------------------
   People's United Financial, Inc.                                    3.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN (UNAUDITED)                                    % OF PORTFOLIO
--------------------------------------------------------------------------------
   Common Stock
--------------------------------------------------------------------------------
     Information Technology                                          20.3%
--------------------------------------------------------------------------------
     Health Care                                                     14.4%
--------------------------------------------------------------------------------
     Industrials                                                     13.8%
--------------------------------------------------------------------------------
     Consumer Discretionary                                          13.6%
--------------------------------------------------------------------------------
     Financials                                                      10.9%
--------------------------------------------------------------------------------
     Energy                                                           8.4%
--------------------------------------------------------------------------------
     Materials                                                        5.4%
--------------------------------------------------------------------------------
     Telecommunication Services                                       3.4%
--------------------------------------------------------------------------------
     Consumer Staples                                                 3.2%
--------------------------------------------------------------------------------
   Short-Term Investments                                             6.6%
--------------------------------------------------------------------------------
   TOTAL                                                            100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------------------------------------------------------
   Number of Holdings                                                   37
--------------------------------------------------------------------------------
   Market Cap (wtd. median, bil.)                                     $5.6
--------------------------------------------------------------------------------
   Price/Book Value (wtd. avg.)                                       2.5x
--------------------------------------------------------------------------------
   Price/Earnings (wtd. avg.)                                          15x
--------------------------------------------------------------------------------
   Beta                                                               1.02
--------------------------------------------------------------------------------
   Standard Deviation                                               14.03%
--------------------------------------------------------------------------------
   Portfolio Turnover                                                  85%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.


QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

                              ROXBURY MID-CAP FUND
 Comparison of Change in Value of a Hypothetical $10,000 Investment* (Unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Roxbury Mid-Cap Fund                Russell Midcap
                  Investor Shares                    Growth Index
12/14/00             10,000.00                        10,000.00
6/30/01              11,104.00                         8,704.00
6/30/02               8,823.00                         6,412.00
6/30/03               8,660.00                         6,883.00
6/30/04              10,988.00                         8,764.00
6/30/05              11,949.00                         9,716.00
6/30/06              13,344.00                        10,983.00
6/30/07              14,922.00                        13,149.00
6/30/08              12,612.00                        12,305.00


            Past performance is not predictive of future performance

The following table compares the performance of the Roxbury Mid-Cap Fund and the Russell Midcap(R) Growth Index for the periods ended June 30, 2008. Performance of the Investor Shares is shown in the graph above because this share class has the longest operating history.*


--------------------------------------------------------------------------------
         Average Annual Total Return For the Periods Ended June 30, 2008

                                                                    SINCE
                                         1 YEAR       5 YEARS     INCEPTION(1)
                                       ---------     ----------  -------------
  Roxbury Mid-Cap Fund Institutional
      Shares                            (15.06)%          NA         2.35%
  Russell Midcap(R) Growth Index(2)      (6.20)%          NA         7.95%
  Roxbury Mid-Cap Fund Investor Shares  (15.48)%        7.81%        3.07%
  Russell Midcap(R) Growth Index(2)      (6.20)%       12.32%        1.90%
--------------------------------------------------------------------------------

     FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES: GROSS 1.99%, NET 1.30%; INVESTOR SHARES: GROSS 2.24%, NET 1.55%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1) The Institutional Shares commenced operations on February 8, 2005 and the Investor Shares commenced operations on December 14, 2000.

(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index includes the smalllest stocks in the Russell 1000(R) Index. The Russell 1000(R) Index represents the larger capitalization segment of the U.S. equity market.

(3) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2007 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
     Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross Expense: Does not reflect the effect of contractual fee waiver.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2008

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.8%
  HOTELS, RESTAURANTS & LEISURE -- 1.8%
   Starbucks Corp.* ................................           975   $  15,346
                                                                     ---------
  HOUSEHOLD DURABLES -- 1.6%
   Toll Brothers, Inc.* ............................           700      13,111
                                                                     ---------
    MEDIA -- 2.1%
     The McGraw-Hill Cos., Inc. ....................           440      17,653
                                                                     ---------
    SPECIALTY RETAIL -- 8.3%
     CarMax, Inc.* .................................         1,110      15,751
     PetSmart, Inc. ................................         1,000      19,950
     Ross Stores, Inc. .............................           375      13,320
     Tractor Supply Co.* ...........................           680      19,747
                                                                     ---------
                                                                        68,768
                                                                     ---------
    TOTAL CONSUMER DISCRETIONARY ...................                   114,878
                                                                     ---------
CONSUMER STAPLES -- 3.2%
  FOOD & STAPLES RETAILING -- 3.2%
   SYSCO Corp. .....................................           975      26,822
                                                                     ---------
  TOTAL CONSUMER STAPLES ...........................                    26,822
                                                                     ---------
ENERGY -- 8.6%
  ENERGY EQUIPMENT & SERVICES -- 8.6%
   Noble Corp. .....................................           580      37,677
   Weatherford International, Inc.* ................           680      33,721
                                                                     ---------
                                                                        71,398
                                                                     ---------
  TOTAL ENERGY .....................................                    71,398
                                                                     ---------
FINANCIALS -- 11.1%
  CAPITAL MARKETS -- 2.7%
   Legg Mason, Inc. ................................           510      22,221
                                                                     ---------
  INSURANCE -- 1.6%
   First American Corp. ............................           510      13,464
                                                                     ---------
  REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   iStar Financial, Inc. ...........................         1,240      16,380
                                                                     ---------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
   Consolidated-Tomoka Land Co. ....................           330      13,880
                                                                     ---------
  THRIFTS & MORTGAGE FINANCE -- 3.2%
   People's United Financial, Inc. .................         1,715      26,754
                                                                     ---------
  TOTAL FINANCIALS .................................                    92,699
                                                                     ---------
HEALTH CARE -- 14.7%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 10.1%
   Arthrocare Corp.* ...............................           575      23,466
   Boston Scientific Corp.* ........................         1,980      24,334
   Gen-Probe, Inc.* ................................           190       9,021
   St. Jude Medical, Inc.* .........................           670      27,390
                                                                     ---------
                                                                        84,211
                                                                     ---------
  HEALTH CARE PROVIDERS & SERVICES -- 2.7%
   Laboratory Corp. of America Holdings* ...........           325      22,630
                                                                     ---------

                                                                       Value
                                                       Shares         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 1.9%
   Endo Pharmaceuticals Holdings, Inc.* ............           645   $  15,602
                                                                     ---------
  TOTAL HEALTH CARE ................................                   122,443
                                                                     ---------
INDUSTRIALS -- 14.0%
  AIR FREIGHT & LOGISTICS -- 2.7%
   UTi Worldwide, Inc. .............................         1,110      22,145
                                                                     ---------
  COMMERCIAL SERVICES & SUPPLIES -- 5.7%
   Dun & Bradstreet Corp. ..........................           260      22,786
   Stericycle, Inc.* ...............................           480      24,816
                                                                     ---------
                                                                        47,602
                                                                     ---------
  TRADING COMPANIES & DISTRIBUTORS -- 5.6%
   MSC Industrial Direct Co. - Class A .............           380      16,762
   WESCO International, Inc.* ......................           750      30,030
                                                                     ---------
                                                                        46,792
                                                                     ---------
  TOTAL INDUSTRIALS ................................                   116,539
                                                                     ---------
INFORMATION TECHNOLOGY -- 20.7%
  COMMUNICATIONS EQUIPMENT -- 2.4%
   Polycom, Inc.* ..................................           835      20,341
                                                                     ---------
  COMPUTERS & PERIPHERALS -- 3.4%
   NetApp, Inc.* ...................................         1,310      28,374
                                                                     ---------
  IT SERVICES -- 4.7%
   Alliance Data Systems Corp.* ....................           450      25,448
   Paychex, Inc. ...................................           430      13,450
                                                                     ---------
                                                                        38,898
                                                                     ---------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.3%
   KLA - Tencor Corp. ..............................           340      13,841
   Maxim Integrated Products, Inc. .................         1,645      34,792
   Microchip Technology, Inc. ......................           665      20,309
                                                                     ---------
                                                                        68,942
                                                                     ---------
  SOFTWARE -- 1.9%
   Autodesk, Inc.* .................................           470      15,891
                                                                     ---------
  TOTAL INFORMATION TECHNOLOGY .....................                   172,446
                                                                     ---------
MATERIALS -- 5.5%
  CHEMICALS -- 2.0%
   Ecolab, Inc. ....................................           390      16,766
                                                                     ---------
  CONSTRUCTION MATERIALS -- 3.5%
   Vulcan Materials Co. ............................           480      28,695
                                                                     ---------
  TOTAL MATERIALS ..................................                    45,461
                                                                     ---------
TELECOMMUNICATION SERVICES -- 3.4%
  WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
   SBA Communications Corp. - Class A* .............           790      28,448
                                                                     ---------
  TOTAL TELECOMMUNICATION SERVICES .................                    28,448
                                                                     ---------
  TOTAL COMMON STOCK
     (Cost $865,571) ...............................                   791,134
                                                                     ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS JUNE 30, 2008 continued
                                                                      Value
                                                          Shares     (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.7%
--------------------------------------------------------------------------------

     BlackRock Liquidity Funds TempCash Portfolio -
        Institutional Series (seven-day
        effective yield 2.57%) .....................        27,993   $  27,993
     BlackRock Liquidity Funds TempFund Portfolio -
        Institutional Series (seven-day
         effective yield 2.56%) ....................        27,993      27,993
                                                                     ---------
    TOTAL SHORT-TERM INVESTMENTS
       (COST $55,986) ..............................                    55,986
                                                                     ---------
    TOTAL INVESTMENTS -- 101.7%
       (COST $921,557)+ ............................                 $ 847,120
                                                                     ---------
    LIABILITIES IN EXCESS OF OTHER ASSETS (1.7%) ...                   (14,218)
                                                                     ---------
    NET ASSETS - 100.0% ............................                 $ 832,902
                                                                     =========


---------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $951,359. At June 30, 2008 net unrealized depreciation was $104,239. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $45,576, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $149,815.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLES

                                                               Beginning      Ending                       Expenses
                                                                Account       Account        Annualized      Paid
                                                                 Value         Value          Expense       During
                                                               01/01/08      06/30/08          Ratio        Period*
                                                              ----------    ----------      ----------    ----------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return ........................................    $1,000.00      $  895.10        1.25%        $5.89
Hypothetical 5% Return Before Expenses ....................     1,000.00       1,018.65        1.25          6.27

Roxbury Small-Cap Growth Fund - Investor Shares
Actual Fund Return ........................................    $1,000.00      $  894.60        1.50%        $7.07
Hypothetical 5% Return Before Expenses ....................     1,000.00       1,017.40        1.50          7.52

Roxbury Mid-Cap Fund - Institutional Shares
Actual Fund Return ........................................    $1,000.00      $  913.60        1.30%        $6.19
Hypothetical 5% Return Before Expenses ....................     1,000.00       1,018.40        1.30          6.52

Roxbury Mid-Cap Fund - Investor Shares
Actual Fund Return ........................................    $1,000.00      $  911.40        1.55%        $7.37
Hypothetical 5% Return Before Expenses ....................     1,000.00       1,017.16        1.55          7.77

----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008

                                                                Small-Cap           Mid-Cap
                                                              Growth Fund            Fund
                                                            ----------------    --------------
ASSETS:
Investment in securities, at value* ......................    $ 169,965,994       $   847,120
Receivable for fund shares sold ..........................           35,929                --
Receivable for investments sold ..........................        1,265,372                --
Receivable from Advisor ..................................               --             7,685
Dividends and interest receivable ........................           55,970               491
Other assets .............................................           50,167             1,287
                                                              -------------       -----------
Total assets .............................................      171,373,432           856,583
                                                              -------------       -----------
LIABILITIES:
Payable for fund shares redeemed .........................          237,081                --
Payable for investments purchased ........................        1,572,364                --
Accrued advisory fee .....................................          146,426                --
Other accrued expenses ...................................           72,052            23,681
                                                              -------------       -----------
Total liabilities ........................................        2,027,923            23,681
                                                              -------------       -----------
NET ASSETS ...............................................    $ 169,345,509       $   832,902
                                                              =============       ===========
NET ASSETS CONSIST OF:
Paid-in capital ..........................................    $ 185,218,565       $   936,786
Accumulated net investment loss ..........................          (10,326)          (10,326)
Accumulated net realized loss on investments .............      (27,500,932)          (19,121)
Net unrealized appreciation (depreciation) of investments        11,638,202           (74,437)
                                                              -------------       -----------
NET ASSETS ...............................................    $ 169,345,509       $   832,902
                                                              =============       ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ..................................    $ 168,872,954       $   773,695
   Investor Shares .......................................          472,555            59,207
                                                              -------------       -----------
                                                              $ 169,345,509       $   832,902
                                                              =============       ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ..................................       11,846,892           524,198
   Investor Shares .......................................           33,544            41,025
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:**
   Institutional Shares ..................................    $       14.25       $      1.48
                                                              -------------       -----------
   Investor Shares .......................................    $       14.09       $      1.44
                                                              -------------       -----------

---------------------------
 *  Investments at cost ..................................    $ 158,327,792       $   921,557
                                                              =============       ===========
**  Funds may impose a redemption fee of 1% for redemptions
    within 60 days of purchase.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2008

                                                                            Small-Cap             Mid-Cap
                                                                           Growth Fund             Fund
                                                                          ------------           ---------
INVESTMENT INCOME:
   Dividends ..........................................................   $    609,183           $  24,562
   Interest ...........................................................        264,748               5,160
                                                                          ------------           ---------
      Total investment income .........................................        873,931              29,722
                                                                          ------------           ---------
EXPENSES:
   Advisory fees ......................................................      1,834,078              19,245
   Administration and accounting fees .................................        189,778              43,977
   Transfer agent fees ................................................        125,408              29,037
   Professional fees ..................................................         91,688              10,687
   Trustees' fees .....................................................         44,210                 760
   Shareholder service fees - Investor Shares .........................         40,472               4,827
   Custody fees .......................................................         36,526              18,432
   Registration fees ..................................................         29,859               1,604
   Reports to shareholders ............................................         19,863                 370
   Other ..............................................................         77,758               1,996
                                                                          ------------           ---------
      Total expenses before fee waivers and expense reimbursements ....      2,489,640             130,935
      Expenses waived/reimbursed by Advisor ...........................       (194,671)            (93,440)
                                                                          ------------           ---------
      Total expenses, net .............................................      2,294,969              37,495
                                                                          ------------           ---------
   Net investment loss ................................................     (1,421,038)             (7,773)
                                                                          ------------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ............................    (20,928,917)            335,790
   Net change in unrealized appreciation (depreciation)
      on investments ..................................................    (13,432,400)           (728,314)
                                                                          ------------           ---------
   Net realized and unrealized loss on investments ....................    (34,361,317)           (392,524)
                                                                          ------------           ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $(35,782,355)          $(400,297)
                                                                          ============           =========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Small-Cap                            Mid-Cap
                                                                       Growth Fund                             Fund
                                                              -----------------------------------------------------------------
                                                                      For the Years                        For the Years
                                                                     Ended June 30,                       Ended June 30,
                                                              -----------------------------        ----------------------------
                                                                  2008             2007                2008            2007
                                                              ------------     ------------        -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment loss ..............................      $ (1,421,038)    $ (1,947,963)       $    (7,773)     $   (71,819)
      Net realized gain (loss) on investments ..........       (20,928,917)      26,283,244            335,790        1,462,394
      Net change in unrealized appreciation
        (depreciation) on investments ..................       (13,432,400)       3,319,144           (728,314)        (612,308)
                                                              ------------     ------------        -----------      -----------
Net increase (decrease) in net assets resulting
   from operations .....................................       (35,782,355)      27,654,425           (400,297)         778,267
                                                              ------------     ------------        -----------      -----------
Distributions to shareholders from:
      Net realized gains:
        Institutional shares ...........................       (29,259,304)     (15,488,313)          (630,494)        (159,605)
        Investor shares ................................          (186,324)         (73,385)        (1,081,720)      (1,457,989)
                                                              ------------     ------------        -----------      -----------
Total Distributions ....................................       (29,445,628)     (15,561,698)        (1,712,214)      (1,617,594)
                                                              ------------     ------------        -----------      -----------
Fund share transactions (Note 5):
      Proceeds from shares sold ........................        46,885,232       45,882,921            202,397        1,046,617
      Cost of shares issued on reinvestment
        of distributions ...............................        28,334,093       14,895,580          1,606,194        1,442,044
      Cost of shares redeemed ..........................       (59,166,024)     (53,904,582)        (4,157,107)      (9,789,597)
                                                              ------------     ------------        -----------      -----------
Net increase (decrease) in net assets from
   Fund share transactions .............................        16,053,301        6,873,919         (2,348,516)      (7,300,936)
                                                              ------------     ------------        -----------      -----------
Total increase (decrease) in net assets ................       (49,174,682)      18,966,646         (4,461,027)      (8,140,263)

NET ASSETS:
      Beginning of year ................................       218,520,191      199,553,545          5,293,929       13,434,192
                                                              ------------     ------------        -----------      -----------
      End of year ......................................      $169,345,509     $218,520,191        $   832,902      $ 5,293,929
                                                              ============     ============        ===========      ===========
Accumulated net investment loss ........................      $    (10,326)    $    (10,326)       $   (10,326)     $   (10,326)
                                                              ============     ============        ===========      ===========



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                    For the Years Ended June 30,
                                                                 -------------------------------------------------------------------
                                                                    2008          2007          2006          2005          2004
                                                                 ----------     --------       -------       -------      ----------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(3)

NET ASSET VALUE -- BEGINNING OF YEAR .......................     $  20.69      $  19.62      $  16.66      $  16.75       $ 12.76
                                                                 --------      --------      --------      --------       -------
INVESTMENT OPERATIONS:
   Net investment loss(1)...................................        (0.13)        (0.19)        (0.15)        (0.17)        (0.25)
   Net realized and unrealized gain (loss) on investments ..        (3.27)         2.87          3.17          0.43          4.64
                                                                 --------      --------      --------      --------       -------
      Total from investment operations .....................        (3.40)         2.68          3.02          0.26          4.39
                                                                 --------      --------      --------      --------       -------
DISTRIBUTIONS:
   From net realized gains .................................        (3.04)        (1.61)        (0.06)        (0.35)        (0.40)
                                                                 --------      --------      --------      --------       -------
NET ASSET VALUE -- END OF YEAR .............................     $  14.25      $  20.69      $  19.62      $  16.66       $ 16.75
                                                                 ========      ========      ========      ========       =======
TOTAL RETURN ...............................................     (18.07)%        14.28%        18.17%         1.53%        34.67%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including waivers/reimbursements .....................        1.25%         1.25%         1.24%         1.36%         1.69%
      Excluding waivers/reimbursements .....................        1.36%         1.26%         1.25%         1.37%         1.79%
      Net investment loss ..................................      (0.77)%       (0.95)%       (0.78)%       (1.04)%       (1.53)%
Portfolio tur nover rate ...................................         167%          159%          144%          161%          172%
Net assets at the end of year (000 omitted) ................     $168,873      $217,391      $198,835      $147,907       $50,317


---------------------
(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.
(3) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.


    The accompanying notes are an integral part of the financial statements.

                                                                                                             For the Period
                                                                     For the Years Ended June 30,         September 30, 2004(1)
                                                                 -------------------------------------          through
                                                                   2008           2007          2006         June 30, 2005
                                                                 --------        -------       -------   ----------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES(4)
NET ASSET VALUE -- BEGINNING OF PERIOD ......................     $ 20.53        $ 19.53       $ 16.62          $  15.48
                                                                  -------        -------       -------          --------
INVESTMENT OPERATIONS:
   Net investment loss(2) ...................................       (0.18)         (0.23)        (0.21)            (0.15)
   Net realized and unrealized gain (loss) on investments ...       (3.22)          2.84          3.18              1.64
                                                                  -------        -------       -------          --------
      Total from investment operations ......................       (3.40)          2.61          2.97              1.49
                                                                  -------        -------       -------          --------
DISTRIBUTIONS:
   From net realized gains ..................................       (3.04)         (1.61)        (0.06)            (0.35)
                                                                  -------        -------       -------          --------
NET ASSET VALUE -- END OF PERIOD ............................     $ 14.09        $ 20.53       $ 19.53          $  16.62
                                                                  =======        =======       =======          ========
TOTAL RETURN ................................................    (18.22)%         13.97%        17.91%             9.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements ......................       1.50%          1.50%         1.49%             1.60%*
      Excluding waivers/reimbursements ......................       1.61%          1.51%         1.52%           236.10%*
      Net investment loss ...................................     (1.02)%        (1.20)%       (1.02)%           (1.28)%*
Portfolio turnover rate .....................................        167%           159%          144%              161%**
Net assets at the end of period (000 omitted) ...............     $   473        $ 1,129       $   718          $      5


----------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS continued

                                                                                                             For the Period
                                                                     For the Years Ended June 30,         February 8, 2005(1)
                                                                 -------------------------------------          through
                                                                   2008           2007          2006         June 30, 2005
                                                                 --------        -------       -------   ----------------------
MID-CAP FUND -- INSTITUTIONAL SHARES(4)
NET ASSET VALUE -- BEGINNING OF PERIOD ......................     $  5.89        $  6.30       $  5.84          $   5.75
                                                                  -------        -------       -------          --------
INVESTMENT OPERATIONS:
   Net investment loss(2) ...................................          --(5)       (0.03)        (0.04)            (0.02)
   Net realized and unrealized gain (loss) on investments ...       (0.48)          0.71          0.72              0.11
                                                                  -------        -------       -------          --------
      Total from investment operations ......................       (0.48)          0.68          0.68              0.09
                                                                  -------        -------       -------          --------
DISTRIBUTIONS:
   From net realized gains ..................................       (3.93)         (1.09)        (0.22)               --
                                                                  -------        -------       -------          --------
NET ASSET VALUE -- END OF PERIOD ............................     $  1.48        $  5.89       $  6.30          $   5.84
                                                                  =======        =======       =======          ========
TOTAL RETURN ................................................    (15.06)%         12.12%        11.84%             1.57%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements ......................       1.30%          1.30%         1.30%             1.30%*
      Excluding waivers/reimbursements ......................       4.94%          1.99%         2.09%             3.50%*
      Net investment loss ...................................     (0.14)%        (0.57)%       (0.63)%           (0.86)%*
Portfolio turnover rate .....................................         85%            94%          110%              110%**
Net assets at the end of period (000 omitted) ...............     $   774        $ 1,051       $   907          $  1,079


----------------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.
(5)  Amount is less than $0.01.


    The accompanying notes are an integral part of the financial statements.

                                                                                    For the Years Ended June 30,
                                                                 -------------------------------------------------------------------
                                                                    2008          2007          2006          2005          2004
                                                                 ----------     --------       -------       -------      ----------
MID-CAP FUND -- INVESTOR SHARES(3)

NET ASSET VALUE -- BEGINNING OF YEAR                              $  5.86       $  6.29       $  5.84       $  5.38       $  4.24
                                                                  -------       -------       -------       -------       -------
INVESTMENT OPERATIONS:
   Net investment loss(1)                                           (0.02)        (0.05)        (0.05)        (0.05)        (0.05)
   Net realized and unrealized gain (loss) on investments           (0.47)         0.71          0.72          0.52          1.19
                                                                  -------       -------       -------       -------       -------
      Total from investment operations                              (0.49)         0.66          0.67          0.47          1.14
                                                                  -------       -------       -------       -------       -------
DISTRIBUTIONS:
   From net realized gains                                          (3.93)        (1.09)        (0.22)        (0.01)           --
                                                                  -------       -------       -------       -------       -------
NET ASSET VALUE -- END OF YEAR                                    $  1.44       $  5.86       $  6.29       $  5.84       $  5.38
                                                                  =======       =======       =======       =======       =======
TOTAL RETURN                                                     (15.48)%        11.83%        11.67%         8.75%        26.89%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including waivers/reimbursements                              1.55%         1.55%         1.55%         1.55%         1.55%
      Excluding waivers/reimbursements                              5.19%         2.24%         2.35%         2.59%         5.18%
      Net investment loss                                         (0.39)%       (0.82)%       (0.88)%       (1.03)%       (1.05)%
Portfolio turnover rate                                               85%           94%          110%          110%           79%
Net assets at the end of year (000 omitted)                       $    59       $ 4,243       $12,527       $11,689       $12,750


----------------------
(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.
(3) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------




1. DESCRIPTION OF THE FUNDS. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury Mid-Cap Fund ("Mid-Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

     Effective as of the close of business on February 2, 2007, pursuant to an Agreement and Plan of Reorganization, each Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each, a "Predecessor Fund") ("the Reorganization"). The shareholders of each Predecessor Fund received shares of the corresponding Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. Each Predecessor Fund's investment objectives, policies and limitations were identical to those of the respective Fund, which had no operations prior to the Reorganization. For financial reporting purposes each Predecessor Fund's operating history prior to the Reorganization is reflected in each respective Fund's financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization.

     Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns (tax years ended June 30, 2004 - 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE  OF  ESTIMATES  IN  THE  PREPARATION  OF  FINANCIAL   STATEMENTS.   The
     preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                             % of Average Daily Net Assets
                                        ----------------------------------------
     Small-Cap Growth Fund ........     1.00% up to $1 billion; 0.95% of
                                        next $1 billion; and 0.90% in excess
                                        of $2 billion

     Mid-Cap Fund .................     0.75% up to $1 billion; 0.70% of
                                        next $1 billion; and 0.65% in excess
                                        of $2 billion

     Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                       Expense Cap       Expiration Date
                                     -------------   -------------------------
     Small-Cap Growth Fund
        Institutional Shares ......      1.25%         December 31, 2020
        Investor Shares ...........      1.50%         December 31, 2020

     Mid-Cap Fund
        Institutional Shares ......      1.30%         December 31, 2020
        Investor Shares ...........      1.55%         December 31, 2020

     PNC Global Investment Servicing (U.S.)Inc. ("PNC"), formerly known as PFPC Inc., provides administrative services to the Funds pursuant to an Accounting and Administrative Services Agreement.

     COMPENSATION OF TRUSTEES AND OFFICERS. The Fund pays each Trustee who is not an interested person of the Fund a fee of $5,000 per year plus $2,000 per Trustees or committee meeting attended. The Chairman is paid an additional fee of $1,000 per year. With the exception of a former Vice President of Roxbury who received a fee of $12,000 for the year ended June 30, 2008, no other Trustees of the Fund who are employees or Officers of Roxbury received any compensation from the Fund.

     SHAREHOLDER SERVICING FEES. The Trustees have adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and Mid-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

     PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

4. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                          Small-Cap           Mid-Cap
                                         Growth Fund           Fund
                                       ----------------     -------------
     Purchases ....................      $298,081,414       $2,114,961
     Sales ........................       310,551,308        5,964,671

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------


5. FUND SHARE TRANSACTIONS. Transactions in shares of beneficial interest for the the year ended June 30, 2008 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                         Institutional Shares                Investor Shares
                                                   ---------------------------------------------------------------
                                                     Shares              Dollars         Shares          Dollars
                                                   -----------         -----------     -----------     -----------
     Small-Cap Growth Fund
     ---------------------
     Sold ......................................     3,007,646         $46,470,235          23,350     $   414,997
     Issued on reinvestment of distributions ...     1,755,943          28,147,769          11,748         186,324
     Redeemed ..................................    (3,424,559)        (58,303,845)        (56,557)       (862,179)
                                                   -----------         -----------     -----------     -----------
     Net increase (decrease) ...................     1,339,030         $16,314,159         (21,459)    $  (260,858)
                                                   ===========         ===========     ===========     ===========
     Mid-Cap Fund
     ------------
     Sold ......................................        36,902         $    87,361          19,984     $   115,036
     Issued on reinvestment of distributions ...       382,117             630,494         606,025         975,700
     Redeemed ..................................       (73,184)           (216,074)     (1,309,267)     (3,941,033)
                                                   -----------         -----------     -----------     -----------
     Net increase (decrease) ...................       345,835         $   501,781        (683,258)    $(2,850,297)
                                                   ===========         ===========     ===========     ===========

     Transactions in shares of beneficial interest for the year ended June 30, 2007 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                         Institutional Shares                Investor Shares
                                                   ---------------------------------------------------------------
                                                     Shares              Dollars         Shares          Dollars
                                                   -----------         -----------     -----------     -----------
     Small-Cap Growth Fund
     ---------------------
     Sold                                            2,319,402         $45,302,879          29,717     $   580,042
     Issued on reinvestment of distributions           771,989          14,822,195           3,846          73,385
     Redeemed                                       (2,718,011)        (53,601,998)        (15,333)       (302,584)
                                                   -----------         -----------     -----------     -----------
     Net increase                                      373,380         $ 6,523,076          18,230     $   350,843
                                                   ===========         ===========     ===========     ===========
     Mid-Cap Fund
     ------------
     Sold                                               85,252         $   498,917          92,888     $   547,700
     Issued on reinvestment of distributions            29,072             159,605         234,879       1,282,439
     Redeemed                                          (79,835)           (504,761)     (1,595,940)     (9,284,836)
                                                   -----------         -----------     -----------     -----------
     Net increase (decrease)                            34,489         $   153,761      (1,268,173)    $(7,454,697)
                                                   ===========         ===========     ===========     ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2008, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.

                                                       Small-Cap       Mid-Cap
                                                      Growth Fund       Fund
                                                     -------------   -----------
     Paid-in Capital ..............................  $(1,484,832)      $    --
     Accumulated net investment loss ..............    1,421,038         7,773
     Accumulated net realized gain
        (loss) on investments .....................       63,794        (7,773)

     The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                                       Small-Cap      Mid-Cap
                                                      Growth Fund      Fund
                                                     -------------  ------------
     YEAR ENDED JUNE 30, 2008
     Ordinary income ........................        $ 7,984,568    $   22,098
     Long-term capital gains ................         21,461,060     1,690,116
                                                     -----------    ----------
                                                     $29,445,628    $1,712,214
                                                     ===========    ==========
     YEAR ENDED JUNE 30, 2007
     Ordinary income ........................        $ 9,106,712    $   28,620
     Long-term capital gains ................          6,454,986     1,588,974
                                                     -----------    ----------
     Total distributions ....................        $15,561,698    $1,617,594
                                                     ===========    ==========

     Under federal tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

     For the year ended June 30, 2008 the Small-Cap Growth Fund will defer post-October capital losses of $24,542,508 to the year ended June 30, 2009.

     As of June 30, 2008, the components of accumulated earnings on a tax basis were as follows:

                                                       Small-Cap       Mid-Cap
                                                      Growth Fund       Fund
                                                     -------------   -----------
     Undistributed long-term capital gains/
       (post-October capital losses) ........       $(24,542,508)   $   10,681
     Other Temporary differences ............            (10,326)      (10,326)
     Net unrealized appreciation/
       (depreciation) of investments ........          8,679,778      (104,239)
                                                    ------------    ----------
     Total accumulated earnings .............       $(15,873,056)   $ (103,884)
                                                    ============    ==========

     The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of Trustees.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

THE ROXBURY FUNDS
REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Roxbury Funds and the Shareholders of the Roxbury Small-Cap Growth Fund and the Roxbury Mid-Cap Fund:

We have audited the accompanying statements of assets and liabilities of the Roxbury Small-Cap Growth Fund and the Roxbury Mid-Cap Fund, each a series of The Roxbury Funds (the "Funds"), including the schedules of investments, as of June 30, 2008, the related statements of operations for the year then ended, and the changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years or periods ended June 30, 2006 were audited by other auditors whose report dated August 11, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Roxbury Small-Cap Growth Fund and the Roxbury Mid-Cap Fund as of June 30, 2008, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                         /s/ Briggs, Bunting & Dougherty, LLP
                                         ---------------------------------------
                                         BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 4, 2008

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2008 certain dividends may be subject to a maximum tax rate of 15%, as qualified dividend income ("QDI") under the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

In addition, for corporate shareholders, a percentage of their ordinary income distributions qualifies for the dividends-received deduction ("DRD").

The percentage of ordinary income dividends that qualify is as follows:

                                                QDI             DRD-Eligible
                                              Dividend           Dividends
                                             ----------         --------------
      Small-Cap Growth Fund ............       2.52%                 2.57%
      Mid-Cap Fund .....................      90.17%                87.56%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small-Cap Growth Fund and Mid-Cap Fund paid capital gain dividends (from net long-term capital gains) during the fiscal year ended June 30, 2008 as follows:

                                            Capital Gain         Capital Gain
                                             Per Share           Distribution
                                           -------------        --------------
      Small-Cap Growth Fund ............      $2.21             $21,461,060
      Mid-Cap Fund .....................       3.87               1,688,359

In January 2009, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2008, including any distributions paid between July 1, 2008 and December 31, 2008.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-800-497-2960.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

THE ROXBURY FUNDS
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Trust is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment adviser, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust's investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 100 Wilshire Boulevard, Suite 1000, Santa Monica, CA 90401.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and Officers and is available, without charge, upon request, by calling (800) 497-2920 or by visiting the Funds' website at www.RoxburyFunds.com.


INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST

The following table sets forth certain information with respect to the Trustees of the Trust:

                               INTERESTED TRUSTEE
                                                                                                   Number of
                                                                              Principal          Funds in Fund            Other
                           Positions(s)        Term of Office(1) and        Occupation(s)          Complex           Directorships
      Name, Address         Held with              Length of Time            During Past          Overseen by           Held by
        and Age               Trust                   Served                 Five Years             Trustee            Trustee(2)
--------------------     ---------------     ------------------------    ---------------------   --------------      --------------
BRIAN C. BEH(3)            Trustee and           Since April 2006         President and Chief         2                   None
Age 45                     President                                      Operating Officer of
                                                                          Roxbury Capital
                                                                          Management, LLC since
                                                                          2003; Director of
                                                                          Marketing, Roxbury
                                                                          Capital Management, LLC
                                                                          from 1999 to 2002.


                              INDEPENDENT TRUSTEES

KENNETH GUDORF             Trustee and           Since June 2006          CEO, Agio Capital           2                   None
Age 69                     Chairman of the                                Partners I, L.P.
                           Board                                          (private investment
                                                                          company).

JOHN OTTERLEI              Trustee               Since June 2006          Independent Financial       2                   None
Age 59                                                                    Advisor, since 2005;
                                                                          Senior Managing Director,
                                                                          Piper Jaffray (financial
                                                                          services), from 2004 to
                                                                          2005; Head of Private
                                                                          Capital, Piper Jaffray,
                                                                          from 2001 to 2004.

---------------------------
(1) Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.
(3) Brian C. Beh is an "Interested Trustee" by reason of his position as President and Chief Operating Officer of, and his ownership interest in, Roxbury Capital Management, LLC, the investment adviser to the Trust.

TRUSTEES AND OFFICERS continued
--------------------------------------------------------------------------------

OFFICERS OF THE TRUST

The following table sets forth certain information with respect to the Officers of the Trust:


                                                                              Principal
                           Positions(s)         Term of Office(1) and        Occupation(s)
      Name, Address         Held with              Length of Time            During Past
        and Age               Trust                   Served                 Five Years
--------------------     -------------------   -----------------------    -------------------
JOHN R. QUEEN              Chief Compliance      Since June 2008          Chief Operating Officer
Age 43                     Officer and Chief                              and Chief Compliance
                           Legal Officer                                  Officer, Roxbury Capital
                                                                          Management, since 2008;
                                                                          Portfolio Manager,
                                                                          Roxbury Capital
                                                                          Management, from 2001 to
                                                                          2007.

LANCE P. SIMPSON           Treasurer             Since June 2008          Controller, Roxbury
Age 29                                                                    Capital Management, since
                                                                          2007; Accountant, Work
                                                                          Rite Uniform, from 2005
                                                                          to 2007; Negotiator,
                                                                          Countrywide Financial,
                                                                          from 2001 to 2005.

MICHAEL P. MALLOY          Secretary             Since May 2007           Partner in the law firm
Drinker Biddle &                                                          Drinker Biddle & Reath
Reath LLP                                                                 LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA
19103-6996
Age 48

KAREN LEW                  Assistant Treasurer   Since March 2007         Director of
Age 48                                                                    Operations,Roxbury
                                                                          Capital Management, LLC
                                                                          since 1998.

LINDA WHITE                Assistant Secretary   Since April 2006         Manager of Administration
Age 53                     and Anti-Money                                 and Servicing, Roxbury
                           Laundering Compliance                          Capital Management, LLC
                           Officer                                        since 1999.



---------------------------
(1) Each officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed. Any officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

            ------------------------
            [THE ROXBURY FUNDS LOGO]
            ------------------------
DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)



                                                                         JUNE 08

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition set forth in paragraph (b) of this Item.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that Kenneth Gudorf and John Otterlei each qualify to serve as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note: Prior to February 5, 2007, the portfolios of The Roxbury Funds (the "Trust") were operated as portfolios of WT Mutual Fund (the "Predecessor Funds"). Effective February 5, 2007, the Predecessor Funds were reorganized into corresponding portfolios of the Trust. The information disclosed in response to this Item for periods prior to February 5, 2007 is for the Predecessor Funds.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended June 30, 2008 and June 30, 2007 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $27,500 and $26,000, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in the fiscal years ended June 30, 2008 and June 30, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

TAX FEES

     (c) The aggregate fees billed in the fiscal years ended June 30, 2008 and June 30, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 and $3,000, respectively. Fees were for the review of federal and state income tax returns and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in the fiscal years ended June 30, 2008 and June 30, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Trust's Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee's responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided;
          (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  N/A

                    (c)  100%

                    (d)  N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2008 and June 30, 2007 of the registrant was $3,000 and $3,000, respectively

     (h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications   pursuant  to Rule  30a-2(b)  under  the  1940  Act
             and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Roxbury Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date      September 3, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date      September 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lance Simpson
                         -------------------------------------------------------
                           Lance Simpson, Treasurer
                           (principal financial officer)

Date      August 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.